TAXES ON INCOME (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Opening balance	$ 234	$ 220	$ 0
Tax positions taken in the current year		0	217
Interest and Exchange difference	9	14	3
Closing balance	$ 243	$ 234	$ 220